CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company statements of cash flows (Details)	4 Months Ended		6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Cash flows from operating activities:
Net loss			¥ (7,222,001)	$ (1,032,733)	¥ (20,729,599)
Adjustments to reconcile net loss to net cash used in operating activities:
Restricted shares issued for management and employees			6,343,508	907,110	5,353,151
Accrued interest income from loans to third parties			(6,027,268)	(861,888)	(6,779,697)
Expensing of deferred financing costs			2,529,724	361,746	0
Net cash used in operating activities			(13,463,023)	(1,925,186)	(12,666,780)
Cash flows from investing activities:
Investment in unconsolidated entity	¥ (350,000)	$ (50,049)	(350,000)	(50,049)	0
Repayments of loans to third parties			1,681,400	240,437	2,904,352
Payments made for loans to third parties			(3,200,000)	(457,594)	(36,897,900)
Redemption of short-term investments			3,496,550	500,000	88,892,092
Net cash generated by (used in) investing activities			(13,182,390)	(1,885,057)	49,105,291
Net cash used in financing activities:
Net cash generated by (used in) financing activities			4,000,000	571,992	(1,643,569)
Effect of exchange rate fluctuation on cash			(1,144,182)	(163,616)	(343,038)
Net (decrease) increase in cash			(23,789,595)	(3,401,867)	34,451,904
Cash, beginning of year			98,874,577
Cash, end of year	75,084,982	10,737,010	75,084,982	10,737,010
RECON TECHNOLOGY LTD
Cash flows from operating activities:
Net loss			(5,823,015)	(832,680)	(20,588,334)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain (loss) in fair value changes of warrants liability			(584)	(84)	10,327
Restricted shares issued for management and employees			6,343,508	907,110	5,353,151
Accrued interest income from loans to third parties			(2,902,788)	(415,093)	(5,381,364)
Expensing of deferred financing costs			2,529,724	361,746
Equity in earnings of subsidiaries and VIEs			(5,861,192)	(838,139)	14,461,878
Other current assets			315,171	45,068	78,508
Other current liabilities			(950,651)	(135,941)	(1,191,370)
Net cash used in operating activities			(6,349,827)	(908,013)	(7,257,204)
Cash flows from investing activities:
Investment in unconsolidated entity			(20,979,300)	(3,000,000)
Payments made for loans to third parties					(21,897,900)
Redemption of short-term investments			3,496,550	500,000	88,892,092
Due from intercompany, VIEs and VIEs' subsidiaries			11,131,133	1,591,731	(1,768,224)
Net cash generated by (used in) investing activities			(6,351,617)	(908,269)	65,225,968
Net cash used in financing activities:
Proceeds from sale of common share, net of issuance costs					(810,082)
Net cash generated by (used in) financing activities					(810,082)
Effect of exchange rate fluctuation on cash			(12,434,661)	(1,778,133)	1,297,437
Net (decrease) increase in cash			(25,136,105)	(3,594,415)	58,456,119
Cash, beginning of year			58,938,178	8,428,047
Cash, end of year	¥ 33,802,073	$ 4,833,632	¥ 33,802,073	$ 4,833,632	¥ 74,929,137